Note 13 - Other Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Intermediated Money Transaction Tax		$ 451	$ 354	$ 116
Solar evaluation cost*	[1]	230	160
COVID-19 donations ~	[2]	1,322
Community and social responsibility cost		382
Other			8	12
Impairment of property, plant and equipment			144	208
Impairment of exploration and evaluation assets (note 21.1)		2,930
Other expenses		$ 5,315	$ 666	$ 336

[1]	On July 6, 2020 the Board appointed Voltalia as the contractor for engineering, procuring and constructing a solar plant to be owned by a subsidiary of the Company. All solar costs that were incurred before July 6, 2020 were accounted for as other expenses and accounted through profit or loss. Solar costs incurred after approval by the Board are accounted for as property, plant and equipment (refer to note 17) as it became clear and probable that future economic benefits will flow to the project.
[2]	Blanket Mine donated $840 towards the Zimbabwean Ministry of Mines and Development and $482 towards a clinic in Gwanda, in helping to curb the spread of COVID-19 and the impacts thereof.